Defined benefit plans - Summary of actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	3.81%	3.45%
Future salary increase rate	1.94%	1.94%
Weighted average maturity	4.98	5.00
Top of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	4.93%	4.66%
Future salary increase rate	5.96%	5.94%
Weighted average maturity	10.04	11.00